Note 9 - Discontinued Operations - Gain on Loss of Control (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 19, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Reclassification of foreign currency translation reserve		$ 2,936	$ 7	$ (138)
Discontinued operations [member]
Statement Line Items [Line Items]
Fair value of shares in Nanobank	$ 264,936
Carrying amount of net assets disposed of	(22,766)
Carrying amount of TenSpot Pesa Limited receivables transferred to Nanobank	(87,867)
Gain on sale before income tax and reclassification of foreign currency translation reserve	154,304
Reclassification of foreign currency translation reserve	(2,936)	1,802	1,134	11
Income tax expense on gain
Gain on sale after income tax	$ 151,368	$ 151,368